PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Mar. 31, 2022
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Schedule of property, equipment and software, net

Property, equipment and software, net, consist of the following:

	March 31,	March 31,
	2021	2022
	RMB	RMB

Cost
Leasehold improvement	167,073	174,466
Electronic equipment	61,758	53,194
Software	26,018	26,018
Furniture	3,650	3,508
Vehicle and motor	2,254	4,478
Construction in progress	—	7,218
Total property, equipment and software	260,753	268,882

Less: accumulated depreciation and amortization
Leasehold improvement	(159,103)	(165,858)
Computer equipment	(56,961)	(50,651)
Software	(11,561)	(14,055)
Furniture	(2,738)	(2,518)
Vehicle and motor	(1,084)	(1,269)
Total accumulated depreciation and amortization	(231,447)	(234,351)

Net book value	29,306	34,531